Financial Instruments by Category - Schedule of Financial Liabilities at Amortized Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities at Amortized Costs [Abstract]
Accounts payable	$ 1,533	$ 2,785	$ 8,808
Other payables and accruals	6,114	7,309	17,151
Borrowings	259,142	219,609	62,304
Amounts due to subsidiary’s non-controlling shareholders	64,081	63,019	53,727
Deferred underwriting commissions	6,000
Redeemable shares classified as financial liabilities	139,322
Amount due to ultimate holding company	132,541	102,622	70,196
Financial liabilities at amortized costs	$ 608,733	$ 395,344	$ 212,186